Stockholders' Equity (Deficit) - Additional Information (Details) - USD ($)		12 Months Ended
	Nov. 25, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 12, 2017
Class Of Stock [Line Items]
Common stock, shares authorized		100,000,000	100,000
Common stock, voting rights per share		one
Common stock, shares issued	19,977,113	19,977,113
Common stock, shares outstanding	19,977,113	19,977,113
Common stock, par value		$ 0.0001		$ 0.0001
Conversion of stock, shares converted	1,321,756
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Common Stock | Stock Purchase Agreement
Class Of Stock [Line Items]
Closing of business combination share consideration	10,687,106
Warrants
Class Of Stock [Line Items]
Business combination, share price		$ 11.50		$ 11.50
Number of shares of common stock each holder receive		4		0.75
Warrant agreement date		Dec. 12, 2017
Number of fractional shares issued upon exercise of warrants		0
Period after business combination when warrants become exercisable		30 days
Warrants exercisable expiration period after completion of business combination		5 years
Net cash settlement value of warrants		$ 0
Redemption price per warrant		$ 0.01
Minimum period of prior written notice of redemption of warrants		30 days
Minimum price per share required for redemption of warrants		$ 18.00
Warrants redemption covenant, threshold trading days		20 days
Warrants redemption covenant, threshold consecutive trading days		30 days
Warrants or rights outstanding		11,154,938